Individual Statements of Cash Flows - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	$ (35,825)	$ (22,802)
Adjustments to reconcile profit (loss)
Depreciation expense - property, plant and equipment	13,179	12,180
Expected credit impairment gain		(267)
Interest expense	1,480	1,666
Interest income	(6,233)	(7,316)
Changes in operating assets
Financial assets at amortised cost	(5,235)	31,263
Accounts receivable	808	2,480
Inventories	7,155	(21,945)
Prepayments	1,485	3,901
Other receivables	(21)	1,840
Other current assets	(17,060)	(137)
Other non - current assets		10
Changes in operating liabilities
Current contract liabilities	78
Accounts payable	317	(812)
Other payables	323	(7,194)
Other payables to related parties	2,487
Other current liabilities	6	36
Cash outflow generated from operations	(37,056)	(7,097)
Interest received	6,233	7,316
Interest paid	(1,397)	(1,471)
Income tax paid	(288)	(718)
Net cash flows used in operating activities	(32,508)	(1,970)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(12,301)	(7,104)
Decrease (increase) in guarantee deposits received	20	(69)
Net cash flows used in investing activities	(12,281)	(7,173)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase in short-term loans	8,000	8,000
Decrease in short-term loans	(8,000)	(26,370)
Payments of lease liabilities	(4,988)	(5,160)
Repayments of long-term debt	(2,580)	(11,277)
Net cash flows used in financing activities	(7,568)	(34,807)
Net decrease in cash and cash equivalents	(52,357)	(43,950)
Cash and cash equivalents at beginning of period	202,465	299,340
Cash and cash equivalents at end of period	$ 150,108	$ 255,390